RESTRUCTURING OF JAPAN OPERATIONS	12 Months Ended
Dec. 31, 2016
Restructuring and Related Activities [Abstract]
RESTRUCTURING OF JAPAN OPERATIONS
NOTE 4       -  RESTRUCTURING OF JAPAN OPERATIONS

During 2014, the Company restructured its business and activities in Japan. In connection with this restructuring, the Company ceased the operations of its wholly owned subsidiary TowerJazz Japan Ltd. (“TJP”), terminated vendors and other agreements, released for sale TJP’s fab assets and terminated TJP’s work force. In addition, the Company moved certain customers and a product from TJP to the Company’s other fabrication facilities in Japan, US and Israel.

The restructuring was implemented contemporaneously with the acquisition of TPSCo in Japan, which enabled the Company to unify its Japanese business activities and manufacturing under one Japanese entity. Since the Company’s Japanese business and other objectives were able to be fulfilled through TPSCo’s establishment, the Company believes this restructuring had immaterial effect on its future busienss or on its business objectives. The Company’s activities were not downsized, but rather the Company increased its presence and scope of business in Japan, including increased revenue, increased manufacturing and headcount.

The net restructuring and asset impairment charges (credits) in the consolidated statements of operations totaled to impairment charges of $47,472, $(2,641) and $(986) and restructuring costs of $8,028, $1,650 and $359 in the years ended December 31, 2014, 2015 and 2016, respectively. Amounts remaining to be paid from outstanding provision related to restructuring in 2017 and forward are immaterial.

Changes in TJP facility closure related accruals for the years ended December 31, 2015 and 2016 were as follows:

	Asset impairment and related costs (*)	Other restructuring	Total
Accrued balance as of December 31, 2014	$1,196	$3,407	$4,603
Assets impairment related costs and other restructuring charges	3,200	4,116	7,316
Reduction of prior accrual and impairment	(5,841)	(2,466)	(8,307)
Charges against accrual	5,841	--	5,841
Cash payments	(1,296)	(3,113)	(4,409)
Accrued balance as of December 31, 2015	$3,100	$1,944	$5,044
Reduction of prior accrual	(986)	--	(986)
Charges against accrual	--	359	359
Cash payments	(321)	(2,303)	(2,624)
Accrued balance as of December 31, 2016	$1,793	$--	$1,793

(*) Charges associated with asset impairment represent the write-down of the related assets to their new fair value and are recorded concurrently with the recognition of the accrual.